Barrow All-Cap Core Fund
RISK/RETURN SUMMARY: BARROW ALL-CAP CORE FUND
INVESTMENT OBJECTIVE
The Barrow All-Cap Core Fund (the “All-Cap Core Fund”) seeks to generate long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the All-Cap Core Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Barrow All-Cap Core Fund (USD $)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Contingent Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Barrow All-Cap Core Fund		Investor Class	Institutional Class
Management Fees		0.99%	0.99%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.42%	0.40%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.67%	1.40%
Fee Waivers and/or Expense Reimbursement	[2]	(0.26%)	(0.24%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		1.41%	1.16%
[1]	"Other Expenses" including Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	Barrow Street Advisors LLC (the "Adviser") has contractually agreed, until October 1, 2016, to waive Management Fees and reimburse Other Expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expense not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 Plan) to an amount not exceeding 1.40% and 1.15% of Investor Class and Institutional Class shares, respectively, of average daily net assets. Management Fee waivers and expense reimbursements by the Adviser are subject to repayment by the All-Cap Core Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed the foregoing expense limitations. Prior to October 1, 2016, this agreement may not be modified or terminated without the approval of the Board of Trustees. This agreement will terminate automatically if the All-Cap Core Fund's investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the All-Cap Core Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the All-Cap Core Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the All-Cap Core Fund remain the same and the contractual agreement to limit expenses remains in effect only until October 1, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Barrow All-Cap Core Fund (USD $)	1 Year	3 Years
Investor Class	144	446
Institutional Class	118	368

Portfolio Turnover

The All-Cap Core Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when All-Cap Core Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the All-Cap Core Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The All-Cap Core Fund seeks to achieve its investment objective by primarily investing in a diversified portfolio of the common stock of U.S. companies that the Adviser believes are high quality and priced well below their intrinsic value.

In selecting investments, the Adviser uses its proprietary Systematic Quality Value (“SQV”) strategy, which evaluates and ranks the quality and value of companies based on various factors, including, without limitation, market pricing, intrinsic value, return on capital, profitability, cash flow, growth, and debt level.

The Adviser reviews the stock market on a regular basis to identify mispriced investment opportunities resulting from short-term market inefficiency. The Adviser excludes companies that it considers to have insufficient data, unacceptable risk factors or unattractive industry or business characteristics. The All-Cap Core Fund generally invests in companies with the Adviser’s highest SQV rankings. The All-Cap Core Fund seeks to maintain significant portfolio diversification by company, market capitalization, and industry sector. The All-Cap Core Fund may invest in any industry sector and normally limits investment to companies in the large, mid, and small capitalization segments.

The All-Cap Core Fund endeavors to hold its companies patiently while the market re-appraises their intrinsic value and price. After an investment period that the Adviser considers to be optimal, the All-Cap Core Fund generally sells companies if they no longer rank well enough to be included in the portfolio. The All-Cap Core Fund may also sell companies after they are announced as acquisition targets or for other reasons.

Under normal circumstances, the All-Cap Core Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in long positions in equity securities. This investment policy may be changed without shareholder approval upon at least 60 days’ prior written notice to shareholders.

In addition to investing in common stock, the All-Cap Core Fund may invest in exchange traded index funds and cash and cash equivalents, including, but not limited to, money market instruments and short-term fixed income instruments. If the Adviser is unable to identify issuers that meet the Adviser’s quality and value criteria, the All-Cap Core Fund may invest all or a portion of its assets in cash or cash equivalents until more favorable investments become available.

Because of the types of securities in which the All-Cap Core Fund invests and the investment techniques the Adviser uses, All-Cap Core Fund is designed for investors who are investing for the long term.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the All-Cap Core Fund. The success of the All-Cap Core Fund’s investment strategy depends largely upon the Adviser’s approach to selecting common stocks for purchase and sale by the All-Cap Core Fund and there is no assurance that the All-Cap Core Fund will achieve its investment objective. The All-Cap Core Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the All-Cap Core Fund are generally described below.

Stock Market Risk. The return on and value of an investment in the All-Cap Core Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the All-Cap Core Fund’s portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large cap companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. In addition, in many instances, securities of mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of larger companies. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Small-Capitalization Company Risk. Investing in small-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small-capitalization companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of small-capitalization companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies. In addition, in many instances, the securities of small-capitalization companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Because small-capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Therefore, the securities of small-capitalization companies may be subject to greater price fluctuations. Small-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Exchange Traded Funds (ETF) Risk. ETFs typically hold a portfolio of securities designed to track the performance of a particular index. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the All-Cap Core Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the All-Cap Core Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the All-Cap Core Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices or match their performance. To the extent that the All-Cap Core Fund invests in ETFs, there will be some duplication of expenses because the All-Cap Core Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Management Style Risk. The portfolio manager’s method of security selection may not be successful and the All-Cap Core Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the All-Cap Core Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the All-Cap Core Fund will be correct or produce the desired results. Although the Adviser has investment management experience, the Adviser has no experience as an investment adviser to a mutual fund prior to the All-Cap Core Fund’s inception.

Value Investing Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value that the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the All-Cap Core Fund’s value investment style may go out of favor with investors, negatively affecting the All-Cap Core Fund’s performance.

PERFORMANCE SUMMARY

As a newly registered mutual fund, the All-Cap Core Fund does not have a full calendar year of performance as a mutual fund. The prior performance shown below is for Barrow Street Fund LP, an unregistered limited partnership managed by the portfolio managers of the All-Cap Core Fund (the “Predecessor Private Fund”). The Predecessor Private Fund was reorganized into the Institutional Class shares on August 30, 2013, the date that the All-Cap Core Fund commenced operations. The All-Cap Core Fund has been managed in the same style and by the same portfolio managers since the Predecessor Private Fund’s inception on December 31, 2008. The All-Cap Core Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the Predecessor Private Fund’s investment goals, policies, guidelines and restrictions. The following information shows the Predecessor Private Fund’s annual returns and long-term performance reflecting the actual fees and expenses that were charged when the All-Cap Core Fund was a limited partnership. The prior performance is net of management fees and other expenses but does not include the effect of the performance fee which was in place until October 7, 2012. From its inception on December 31, 2008 through the date of this prospectus, the Predecessor Private Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”) or Subchapter M of the Internal Revenue Code of 1986, as amended, which, if they had been applicable, might have adversely affected the All-Cap Core Fund’s performance. The information below provides some indications of the risks of investing in the All-Cap Core Fund. The bar chart shows you how the performance for the Predecessor Private Fund varied from year to year. The Predecessor Private Fund’s past performance shown below is not necessarily an indication of how the All-Cap Core Fund will perform in the future. Investor Class shares would have similar annual returns to Institutional Class shares and the Predecessor Private Fund because they are invested in the same portfolio of securities, however, the returns for Investor Class shares would be different from the Institutional Class shares and the Predecessor Private Fund because Investor Class shares have different expenses than Institutional Class shares and the Predecessor Private Fund. Performance information for Investor Class shares will be included after the share class has been in operation for one complete calendar year. Updated performance information is available at no cost by visiting www.barrowfunds.com or by calling 1-877-767-6633.

Institutional Class Shares - Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 14.96% (quarter ended December 31, 2011), and the lowest return for a quarter was (18.09%) (quarter ended September 30, 2011).

The following table shows the average annual returns for the Institutional Class shares and the Predecessor Private Fund over various periods ended December 31, 2012. The Predecessor Private Fund was an unregistered limited partnership, did not qualify as a regulated investment company for federal income tax purposes and was not required to make regular distributions of income or capital gains. As a result, we are unable to show the after-tax returns for the Predecessor Private Fund. The index information is intended to permit you to compare the Predecessor Private Fund’s performance to a broad measure of market performance.

Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Total Returns Barrow All-Cap Core Fund	1 Year	Since Inception	Inception Date
Institutional Class	18.77%	17.94%	Dec. 31, 2008
S&P 500 Index Fund (reflects no deduction for fees, expenses or taxes)	16.00%	14.58%	Dec. 31, 2008

Barrow All-Cap Long/Short Fund
RISK/RETURN SUMMARY: BARROW ALL-CAP LONG/SHORT FUND
INVESTMENT OBJECTIVE

The Barrow All-Cap Long/Short Fund (the “All-Cap Long/Short Fund”) seeks to generate above-average returns through capital appreciation, while also attempting to reduce volatility and preserve capital during market downturns.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the All-Cap Long/Short Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Barrow All-Cap Long/Short Fund (USD $)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Contingent Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Barrow All-Cap Long/Short Fund		Investor Class	Institutional Class
Management Fees		1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses (includes dividend expense, borrowing costs and brokerage expense on securities sold short)	[1]	0.82%	0.80%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		2.58%	2.31%
Fee Waivers and/or Expense Reimbursement	[2]	(0.58%)	(0.56%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		2.00%	1.75%
[1]	"Other Expenses" including Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	Barrow Street Advisors LLC (the "Adviser") has contractually agreed, until October 1, 2016, to waive Management Fees and reimburse Other Expenses to the extent necessary to limit total annual Fund operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expense not incurred in the ordinary course of the Fund's business, and payments, if any, payable under a Rule 12b-1 Plan) to an amount not exceeding 1.99% and 1.74% of Investor Class and Institutional Class shares, respectively, of average daily net assets. Management Fee waivers and expense reimbursements by the Adviser are subject to repayment by the All-Cap Long/Short Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed the foregoing expense limitation. Prior to October 1, 2016, this agreement may not be modified or terminated without the approval of the Board of Trustees. This agreement will terminate automatically if the All-Cap Long/Short Fund's investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the All-Cap Long/Short Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the All-Cap Long/Short Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the All-Cap Long/Short Fund remain the same and the contractual agreement to limit expenses remains in effect only until October 1, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Barrow All-Cap Long/Short Fund (USD $)	1 Year	3 Years
Investor Class	203	627
Institutional Class	178	551

Portfolio Turnover

The All-Cap Long/Short Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when All-Cap Long/Short Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

The All-Cap Long/Short Fund seeks to achieve its investment objective by primarily investing in a diversified portfolio of:

• long positions in the common stock of U.S. companies that the Adviser believes are high quality and priced well below their intrinsic value; and

• short positions in the common stock of U.S. companies that the Adviser believes are low quality and priced well above their intrinsic value.

In selecting investments, the Adviser uses its proprietary Systematic Quality Value (“SQV”) strategy, which evaluates and ranks the quality and value of companies based on various factors, including, without limitation, market pricing, intrinsic value, return on capital, profitability, cash flow, growth, and debt level.

The Adviser reviews the stock market on a regular basis to identify mispriced investment opportunities resulting from short-term market inefficiency. The Adviser excludes companies that it considers to have insufficient data, unacceptable risk factors or unattractive industry or business characteristics. The All-Cap Long/Short Fund generally invests in companies with the Adviser's highest and lowest SQV rankings as long positions and short positions, respectively. The All-Cap Long/Short Fund may use all or a portion of the proceeds of its short sales to purchase additional long positions. The All-Cap Long/Short Fund seeks to maintain significant portfolio diversification by company, market capitalization, and industry sector. The All-Cap Long/Short Fund may invest in any industry sector and normally limits investment to companies in the large, mid and small capitalization segments.

The All-Cap Long/Short Fund endeavors to hold its positions patiently while the market re-appraises the intrinsic value and price of the Long/Short Fund’s portfolio companies. After an investment period that the Adviser considers to be optimal, the All-Cap Long/Short Fund generally sells long positions in companies that no longer rank well enough to be included in the portfolio, and generally covers short positions in companies that no longer rank poorly enough to be included in the portfolio. The All-Cap Long/Short Fund may also remove positions in companies after they are announced as acquisition targets or for other reasons.

Under normal circumstances, the All-Cap Long/Short Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in long and short positions in equity securities. This investment policy may be changed without shareholder approval upon at least 60 days’ prior written notice to shareholders.

In addition to investing in common stock or selling common stock short, the All-Cap Long/Short Fund may invest in exchange traded stock index funds and futures contracts on market indices as part of its hedging strategy. The All-Cap Long/Short Fund may also invest in cash and cash equivalents, including, but not limited to, money market instruments and short-term fixed income instruments. If the Adviser is unable to identify issuers that meet the Adviser’s quality and value criteria, the All-Cap Long/Short Fund may invest all or a portion of its assets in cash or cash equivalents until more favorable investments become available.

Because of the types of securities in which the All-Cap Long/Short Fund invests and the investment techniques the Adviser uses, the All-Cap Long/Short Fund is designed for investors who are investing for the long term.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the All-Cap Long/Short Fund. The success of the All-Cap Long/Short Fund’s investment strategy depends largely upon the Adviser’s skill in selecting common stocks for purchase and sale by the All-Cap Long/Short Fund and there is no assurance that the All-Cap Long/Short Fund will achieve its investment objective. The All-Cap Long/Short Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the All-Cap Long/Short Fund are generally described below.

Stock Market Risk. The return on and value of an investment in the All-Cap Long/Short Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the All-Cap Long/Short Fund’s portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Short Sales Risk. The All Cap Long/Short Fund expects to sell securities short. The All-Cap Long/Short Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the All-Cap Long/Short purchases the security to replace the borrowed security. In addition, the lender of the borrowed security may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and, as a result, the All-Cap Long/Short Fund may have to buy the securities sold short at an unfavorable time and for an unfavorable price. If this occurs, the All-Cap Long/Short Fund's investment may result in a loss. The All-Cap Long/Short Fund's losses are potentially unlimited in a short sale transaction.

The All-Cap Long/Short Fund will incur increased transaction costs associated with selling securities short. When the All-Cap Long/Short Fund sells a stock short, it must maintain a segregated account with its custodian of cash or liquid securities equal to the current market value of the stock sold short, less any collateral deposited with the Fund's broker (not including the proceeds from the short sale). The All-Cap Long/Short Fund is also required to pay the broker any dividends and/or interest that accrue during the period that the short sale remains open. To the extent the All-Cap Long/Short Fund holds high levels of cash or cash equivalents for collateral needs, such cash or cash equivalents are not expected to generate material interest income in an environment of low overall interest rates, which may have an adverse effect on the All-Cap Long/Short Fund's performance.

To the extent the All-Cap Long/Short Fund invests the proceeds received from selling securities short, the Fund is engaging in a form of leverage. The use of leverage by the All-Cap Long/Short Fund may make any change in the Fund's net asset value greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large cap companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. In addition, in many instances, the securities of mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of larger companies. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Small-Capitalization Company Risk. Investing in small-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small-capitalization companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of small-capitalization companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies. In addition, in many instances, the securities of small-capitalization companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Because small-capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Therefore, the securities of small-capitalization companies may be subject to greater price fluctuations. Small-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Exchange Traded Funds (ETF) Risk. ETFs typically hold a portfolio of securities designed to track the performance of a particular index. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the the All-Cap Long/Short Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that All-Cap Long/Short Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the All-Cap Long/Short Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices or match their performance. To the extent that the All-Cap Long/Short Fund invests in ETFs, there will be some duplication of expenses because the All-Cap Long/Short Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Management Style Risk. The portfolio manager’s method of security selection may not be successful and the All-Cap Long/Short Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the All-Cap Long/Short Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the All-Cap Long/Short Fund will be correct or produce the desired results. Although the Adviser has investment management experience, the Adviser has no experience as an investment adviser to a mutual fund prior to the All-Cap Long/Short Fund’s inception.

Value Investing Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value that the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the All-Cap Long/Short Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance.

PERFORMANCE SUMMARY

The All-Cap Long/Short Fund is new and therefore does not have a performance history for a full calendar year to report. Once the All-Cap Long/Short Fund has returns for a full calendar year, this Prospectus will provide performance information which gives some indication of the risks of an investment in the All-Cap Long/Short Fund by comparing the All-Cap Long/Short Fund’s performance with a broad measure of market performance. How the All-Cap Long/Short Fund has performed in the past (before and after taxes) is not necessarily an indication of how the All-Cap Long/Short Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-877-767-6633.